IMPAIRMENT	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]

NOTE 13: IMPAIRMENT

				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	–	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology, model and assumption changes	33	(27)	8	–	14
Other items	(4)	–	–	–	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	–	–	5	–	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	–	(15)
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Total impairment	110	24	1,355	(193)	1,296

				Purchased or
				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	–	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology, model and assumption changes	(71)	(21)	72	–	(20)
Other items	(13)	–	32	–	19
	(86)	(150)	688	–	452
Total impairment	(98)	(99)	1,134	–	937

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(66)	(51)	1,139	–	1,022
Financial assets at amortised cost	(65)	(51)	1,139	–	1,023
Other assets	–	–	1	–	1
Impairment charge on drawn balances	(65)	(51)	1,140	–	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	–	(73)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(99)	1,134	–	937

The Group’s impairment charge comprises the following items:

TRANSFERS BETWEEN STAGES

The net impact on the impairment charge of transfers between stages.

OTHER CHANGES IN CREDIT QUALITY

Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.

ADDITIONS (REPAYMENTS)

Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances as a result of repayments of outstanding balances.

METHODOLOGY, MODEL AND ASSUMPTION CHANGES

Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.

2017
£m
Impairment losses on loans and receivables:
Loans and advances to customers	697
Debt securities classified as loans and receivables	(6)
Total impairment losses on loans and receivables	691
Impairment of available-for-sale financial assets	6
Other credit risk provisions	(9)
Total impairment charged to the income statement	688

Movements in the Group’s impairment allowances are shown in note 20.